AST Multi-Sector Fixed Income Portfolio Expense Example, No Redemption - AST Multi-Sector Fixed Income Portfolio - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 74
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	414
Expense Example, No Redemption, 10 Years	$ 928